ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

12.         ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2023	2024
	US$	US$
Payroll and welfare benefit	2,918	4,941
Other taxes and surcharges payable(1)	7,945	7,182
Amounts payable to sales and marketing agents	21,181	19,611
Interest payables	691	561
Utility and property management payables	7,337	8,056
Construction payables	1,436	1,402
Payables of decoration services	680	700
Deposits for rental	3,189	2,804
Lease liability, current	748	278
Customers’ refundable fees	6,385	6,292
Others	1,706	2,843
	54,216	54,670

(1) Other taxes and surcharges payable consist of VAT, education surcharge (“ES”), city construction tax (“CCT”) and withholding individual income tax (“IIT”).